Item 1. Schedule of Investments

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares	Value
(Cost and value in $ 000s)

COMMON STOCKS 99.3%

CONSUMER DISCRETIONARY 17.7%
Auto Components 1.5%
Gentex	202,000	3,515
TRW *	104,000	3,051
		6,566
Diversified Consumer Services 1.4%
Apollo Group, Class A *	59,000	3,917
Education Management *	74,000	2,386
		6,303
Hotels, Restaurants & Leisure 2.5%
Fairmont Hotels	138,000	4,612
PF Chang's China Bistro *	34,000	1,524
The Cheesecake Factory *	82,000	2,562
Wynn Resorts *	51,000	2,303
		11,001
Household Durables 1.6%
Garmin	51,000	3,460
Harman International	34,000	3,477
		6,937
Internet & Catalog Retail 0.7%
Amazon.com *	68,000	3,080
		3,080
Leisure Equipment & Products 0.9%
Brunswick	98,000	3,698
		3,698
Media 4.4%
Catalina Marketing	75,400	1,714
Citadel Broadcasting *	242,000	3,323
Cox Radio, Class A *	61,000	927
Dreamworks Animation, Class A *	61,000	1,687
Getty Images *	16,000	1,377
Rogers Communications, Class B	138,000	5,444
Scholastic *	11,400	421
Univision Communications, Class A *	107,000	2,839
XM Satellite Radio Holdings, Class A *	45,000	1,616
		19,348
Multiline Retail 1.0%
Dollar General	125,000	2,292
Family Dollar Stores	102,000	2,027
		4,319
Specialty Retail 3.7%
Best Buy	84,000	3,656
CarMax *	65,000	2,033
O'Reilly Automotive *	102,000	2,874
PETsMART	128,000	2,788
Ross Stores	90,000	2,133
Williams-Sonoma *	63,000	2,416
		15,900
Total Consumer Discretionary		77,152

CONSUMER STAPLES 1.4%
Beverages 0.5%
Cott *	124,000	2,195
		2,195
Food & Staples Retailing 0.9%
Shoppers Drug Mart (CAD)	52,000	1,841
Whole Foods Market	16,000	2,151
		3,992
Total Consumer Staples		6,187

ENERGY 8.5%
Energy Equipment & Services 3.6%
BJ Services	200,000	7,198
FMC Technologies *	86,000	3,621
Smith International	142,000	4,730
		15,549
Oil, Gas & Consumable Fuels 4.9%
EOG Resources	92,000	6,891
Murphy Oil	104,000	5,187
Western Gas Resources	71,000	3,637
XTO Energy	131,000	5,937
		21,652
Total Energy		37,201

FINANCIALS 9.5%
Capital Markets 5.7%
AmeriTrade *	259,000	5,563
E*TRADE Financial *	179,000	3,150
Eaton Vance	128,000	3,177
Federated Investors, Class B	41,000	1,362
Investors Financial Services	18,000	592
John Nuveen	61,000	2,403
Legg Mason	37,000	4,059
Refco *	85,000	2,403
Waddell & Reed Financial, Class A	121,000	2,343
		25,052
Commercial Banks 0.2%
SVB Financial Group *	19,000	924
		924
Diversified Financial Services 1.2%
CapitalSource *	113,000	2,463
Principal Financial Group	58,000	2,748
		5,211
Insurance 2.4%
Assurant	122,000	4,644
Axis Capital Holdings	104,000	2,965
Willis Group Holdings	73,000	2,741
		10,350
Total Financials		41,537

HEALTH CARE 17.8%
Biotechnology 6.8%
Abgenix *	72,000	913
Alkermes *	99,000	1,663
Amylin Pharmaceuticals *	61,000	2,122
Celgene *	39,000	2,119
Cephalon *	76,000	3,528
Gilead Sciences *	99,000	4,827
Human Genome Sciences *	68,000	924
MedImmune *	211,000	7,100
Neurocrine Biosciences *	42,000	2,066
OSI Pharmaceuticals *	29,000	848
Protein Design Labs *	62,000	1,736
Vertex Pharmaceuticals *	81,000	1,811
		29,657
Health Care Equipment & Supplies 2.7%
Edwards Lifesciences *	63,000	2,798
Gen-Probe *	37,000	1,830
INAMED *	18,000	1,362
Kinetic Concepts *	47,000	2,669
Varian Medical Systems *	28,000	1,106
Waters Corporation *	51,000	2,122
		11,887
Health Care Providers & Services 5.7%
Community Health System *	71,000	2,755
Coventry Health Care *	32,000	2,753
DaVita *	31,000	1,428
Health Management, Class A	100,000	2,347
Laboratory Corporation of America *	83,000	4,043
Manor Care	122,000	4,686
Omnicare	73,800	4,150
Triad Hospitals *	58,000	2,626
		24,788
Pharmaceuticals 2.6%
Andrx *	61,000	941
Barr Pharmaceuticals *	76,000	4,174
Elan ADR *	197,000	1,745
Sepracor *	39,000	2,301
Taro Pharmaceuticals *	39,000	1,003
Valeant Pharmaceuticals	56,000	1,125
		11,289
Total Health Care		77,621

INDUSTRIALS & BUSINESS SERVICES 14.0%
Aerospace & Defense 3.1%
Alliant Techsystems *	61,000	4,554
Goodrich	74,000	3,281
Rockwell Collins	120,000	5,798
		13,633
Air Freight & Logistics 0.2%
Expeditors International of Washington	16,000	908
		908
Airlines 1.6%
JetBlue Airways *	135,000	2,376
Southwest Airlines	308,000	4,574
		6,950
Building Products 0.8%
American Standard	72,000	3,352
		3,352
Commercial Services & Supplies 2.9%
ChoicePoint *	113,000	4,878
Manpower	91,000	4,040
Robert Half International	71,000	2,527
Viad	40,000	1,094
		12,539
Industrial Conglomerates 2.4%
Roper Industries	168,000	6,601
Teleflex	55,000	3,877
		10,478
Machinery 2.9%
Danaher	56,000	3,014
ITT Industries	31,000	3,522
Oshkosh Truck	92,000	3,971
Pentair	63,000	2,299
		12,806
Trading Companies & Distributors 0.1%
MSC Industrial Direct	18,000	597
		597
Total Industrials & Business Services		61,263

INFORMATION TECHNOLOGY 24.1%
Communications Equipment 2.7%
ADTRAN	92,000	2,898
Comverse Technology *	64,000	1,681
Harris	123,000	5,142
Juniper Networks *	84,000	1,998
Research In Motion *	2,200	151
		11,870
Computers & Peripherals 0.2%
Diebold	27,000	930
		930
Electronic Equipment & Instruments 3.6%
CDW	54,000	3,182
Cogent *	52,000	1,235
Dolby Laboratories, Class A *	75,000	1,200
Flextronics *	274,000	3,521
FLIR Systems *	92,000	2,721
Jabil Circuit *	128,000	3,958
Symbol Technologies	261	2
		15,819
Internet Software & Services 2.1%
CNET Networks *	186,000	2,524
Monster Worldwide *	90,000	2,764
VeriSign *	188,000	4,017
		9,305
IT Services 5.9%
CACI International, Class A *	51,000	3,091
Certegy	116,000	4,642
Checkfree *	72,000	2,723
DST Systems *	88,000	4,825
Global Payments	41,000	3,187
Iron Mountain *	122,000	4,477
Moneygram International	128,000	2,779
		25,724
Semiconductor & Semiconductor Equipment 4.3%
AMIS Holdings *	93,000	1,103
Intersil Holding, Class A	170,000	3,702
Marvell Technology Group *	18,000	830
Microchip Technology	123,000	3,705
Novellus Systems *	121,000	3,035
PMC-Sierra *	148,000	1,304
Semtech *	74,000	1,219
Xilinx	134,000	3,732
		18,630
Software 5.3%
Activision *	104,000	2,127
Adobe Systems	77,000	2,298
Cadence Design Systems *	221,000	3,571
Jack Henry & Associates	90,000	1,746
Macromedia *	25,000	1,017
McAfee *	89,000	2,796
Mercury Interactive *	55,000	2,178
NAVTEQ *	85,000	4,246
Red Hat *	142,000	3,009
		22,988
Total Information Technology		105,266

MATERIALS 1.4%
Chemicals 0.7%
Nalco Holding *	176,000	2,969
		2,969
Metals & Mining 0.7%
Newmont Mining	64,000	3,019
		3,019
Total Materials		5,988

TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 0.8%
Telus (CAD)	79,000	3,301
		3,301
Wireless Telecommunication Services 2.8%
American Tower Systems, Class A *	117,000	2,919
Crown Castle International *	199,000	4,901
Nextel Partners, Class A *	174,000	4,368
		12,188
Total Telecommunication Services		15,489
Total Miscellaneous Common Stocks 1.3% ∞		5,620
Total Common Stocks (Cost $288,593)		433,324

SHORT-TERM INVESTMENTS 0.8%
Money Market Fund 0.8%
T. Rowe Price Government Reserve Investment Fund
3.48% #†	3,474,689	3,475
Total Short-Term Investments (Cost $3,475)		3,475

Total Investments in Securities
100.1% of Net Assets (Cost $292,068)		$436,799

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
∞	The identity of certain securities has been concealed to
protect the fund while it completes a purchase or selling
program for the securities.
†	Affiliated company – See Note 3.
ADR	American Depository Receipts
CAD	Canadian dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Mid-Cap Equity Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $292,068,000. Net unrealized gain aggregated $144,731,000 at period-end, of which $154,456,000 related to appreciated investments and $9,725,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $155,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $3,475,000 and $5,589,000, respectively.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP VALUE FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS(1)	Shares/ $ Par	Value
(Cost and value in $ 000s)

COMMON STOCKS 98.0%

CONSUMER DISCRETIONARY 11.5%
Automobiles 0.7%
GM	29,000	888
		888
Household Durables 1.2%
Newell Rubbermaid	64,800	1,468
		1,468
Media 8.1%
Comcast, Class A *	60,800	1,750
Disney	46,000	1,110
Dow Jones	26,250	1,002
Liberty Media, Class A *	191,300	1,540
New York Times, Class A	37,000	1,101
Time Warner	131,050	2,373
Viacom, Class B	43,500	1,436
		10,312
Specialty Retail 1.5%
Home Depot	29,600	1,129
RadioShack	32,900	816
		1,945
Total Consumer Discretionary		14,613

CONSUMER STAPLES 6.1%
Beverages 2.4%
Anheuser-Busch	29,400	1,265
Coca-Cola	40,700	1,758
		3,023
Food & Staples Retailing 0.9%
Wal-Mart	27,800	1,218
		1,218
Food Products 1.7%
Campbell Soup	34,650	1,031
General Mills	23,500	1,133
		2,164
Tobacco 1.1%
Altria Group	19,500	1,437
		1,437
Total Consumer Staples		7,842

ENERGY 11.6%
Energy Equipment & Services 2.0%
Baker Hughes	43,300	2,584
		2,584
Oil, Gas & Consumable Fuels 9.6%
Amerada Hess	7,400	1,018
Chevron	69,300	4,486
ExxonMobil	106,000	6,735
		12,239
Total Energy		14,823

FINANCIALS 31.9%
Capital Markets 7.2%
Charles Schwab	85,200	1,229
Franklin Resources	13,800	1,159
Mellon Financial	46,900	1,499
Merrill Lynch	27,750	1,703
Morgan Stanley	34,900	1,883
State Street	34,800	1,702
		9,175
Commercial Banks 6.1%
Bank of America	79,100	3,330
Fifth Third Bancorp	40,300	1,480
SunTrust	11,500	799
U.S. Bancorp	76,850	2,158
		7,767
Consumer Finance 1.3%
American Express	30,040	1,725
		1,725
Diversified Financial Services 7.0%
Citigroup	103,133	4,695
J.P. Morgan Chase	124,286	4,217
		8,912
Insurance 9.5%
American International Group	43,400	2,689
Hartford Financial Services	22,300	1,721
Lincoln National	26,200	1,363
Marsh & McLennan	94,400	2,869
Prudential	9,450	638
SAFECO	15,850	846
St. Paul Companies	43,900	1,970
		12,096
Thrifts & Mortgage Finance 0.8%
Fannie Mae	21,700	973
		973
Total Financials		40,648

HEALTH CARE 6.6%
Pharmaceuticals 6.6%
Bristol Myers Squibb	37,500	902
Johnson & Johnson	23,400	1,481
Merck	62,800	1,709
Pfizer	78,300	1,955
Schering-Plough	46,800	985
Wyeth	31,450	1,455
Total Health Care		8,487

INDUSTRIALS & BUSINESS SERVICES 9.2%
Aerospace & Defense 2.8%
Honeywell International	64,700	2,426
Raytheon	31,950	1,215
		3,641
Commercial Services & Supplies 1.2%
Waste Management	53,300	1,525
		1,525
Industrial Conglomerates 3.6%
GE	106,400	3,582
Tyco International	34,450	959
		4,541
Road & Rail 1.6%
Union Pacific	29,200	2,093
		2,093
Total Industrials & Business Services		11,800

INFORMATION TECHNOLOGY 6.6%
Communications Equipment 0.9%
Motorola	51,300	1,133
		1,133
Computers & Peripherals 3.2%
Hewlett-Packard	70,134	2,048
IBM	25,500	2,046
		4,094
Semiconductor & Semiconductor Equipment 1.0%
Texas Instruments	36,500	1,237
		1,237
Software 1.5%
Microsoft	76,500	1,968
		1,968
Total Information Technology		8,432

MATERIALS 4.4%
Chemicals 2.4%
Dow Chemical	18,350	765
DuPont	37,740	1,478
Hercules *	66,750	816
		3,059
Metals & Mining 0.7%
Nucor	15,000	885
		885
Paper & Forest Products 1.3%
International Paper	54,300	1,618
		1,618
Total Materials		5,562

TELECOMMUNICATION SERVICES 5.7%
Diversified Telecommunication Services 3.3%
Qwest Communications International *	267,800	1,098
SBC Communications	39,600	949
Verizon Communications	67,300	2,200
		4,247
Wireless Telecommunication Services 2.4%
Alltel	19,600	1,276
Sprint Nextel	72,150	1,716
		2,992
Total Telecommunication Services		7,239

UTILITIES 4.4%
Electric Utilities 1.4%
FirstEnergy	32,600	1,699
		1,699
Independent Power Producers & Energy Traders 1.4%
Duke Energy	61,950	1,807
		1,807
Multi-Utilities 1.6%
NiSource	84,700	2,054
		2,054
Total Utilities		5,560
Total Common Stocks (Cost $114,821)		125,006

SHORT-TERM INVESTMENTS 2.8%
Money Market Fund 2.6%
T. Rowe Price Reserve Investment Fund, 3.79% #†	3,386,636	3,387
		3,387
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 3.02%, 10/20/05	250,000	250
		250
Total Short-Term Investments (Cost $3,637)		3,637

Total Investments in Securities
100.8% of Net Assets (Cost $118,458)		$128,643

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
†	Affiliated company – See Note 3.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP VALUE FUND FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Value Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $118,458,000. Net unrealized gain aggregated $10,185,000 at period-end, of which $13,366,000 related to appreciated investments and $3,181,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $67,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $3,387,000 and $1,140,000, respectively.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUNDFUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS(1)	Shares	Value
(Cost and value in $ 000s)

COMMON STOCKS 97.3%

CONSUMER DISCRETIONARY 12.9%
Auto Components 0.8%
Keystone Automotive *	41,200	1,187
Strattec Security *	17,500	907
TRW *	40,100	1,177
		3,271
Automobiles 0.0%
Winnebago	2,400	70
		70
Diversified Consumer Services 1.2%
Corinthian Colleges *	92,700	1,230
Education Management *	20,900	674
Matthews International, Class A	90,600	3,424
		5,328
Hotels, Restaurants & Leisure 3.0%
Applebee's	51,237	1,060
BJ's Restaurants *	48,100	983
CEC Entertainment *	27,200	864
Panera Bread, Class A *	37,800	1,934
PF Chang's China Bistro *	26,500	1,188
Red Robin Gourmet Burgers *	23,600	1,082
Ruby Tuesday	29,700	646
Sonic *	88,700	2,426
Texas Roadhouse, Class A *	13,800	206
The Cheesecake Factory *	85,450	2,669
		13,058
Household Durables 0.8%
Jarden *	85,875	3,527
		3,527
Internet & Catalog Retail 0.5%
J. Jill Group *	77,100	1,220
priceline.com *	38,700	747
		1,967
Leisure Equipment & Products 1.4%
Brunswick	80,300	3,030
MarineMax *	43,200	1,101
Polaris Industries	5,100	252
SCP Pool	51,012	1,782
		6,165
Media 1.3%
Emmis Communications *	43,400	959
Entercom Communications *	30,200	954
Getty Images *	4,900	422
Scholastic *	87,000	3,215
Young Broadcasting *	34,500	120
		5,670
Multiline Retail 0.1%
Big Lots *	48,100	529
		529
Specialty Retail 3.0%
AC Moore Arts & Crafts *	18,900	363
AnnTaylor Stores *	142,950	3,795
Christopher & Banks	64,075	889
DSW, Class A *	22,200	471
Gymboree *	67,400	919
Hot Topic *	90,700	1,393
Linens 'n Things *	48,200	1,287
Monro Muffler Brake	54,200	1,424
Pantry *	24,400	912
Select Comfort *	31,100	621
The Finish Line, Class A	30,300	442
Zumiez *	15,700	512
		13,028
Textiles, Apparel, & Luxury Goods 0.8%
Columbia Sportswear *	29,400	1,364
Culp *	18,200	85
Warnaco Group *	103,000	2,257
		3,706
Total Consumer Discretionary		56,319

CONSUMER STAPLES 1.7%
Food & Staples Retailing 1.4%
Casey's General Stores	125,500	2,912
Performance Food Group *	80,200	2,531
Wild Oats Markets *	56,700	729
		6,172
Food Products 0.2%
American Italian Pasta, Class A	21,500	229
Seneca Foods, Class A *	18,600	342
Seneca Foods, Class B *	7,100	132
		703
Personal Products 0.1%
Chattem *	17,400	617
		617
Total Consumer Staples		7,492

ENERGY 7.5%
Energy Equipment & Services 5.4%
FMC Technologies *	115,200	4,851
Grant Prideco *	210,400	8,553
Hanover Compressor *	114,600	1,588
Hydril *	24,000	1,647
Key Energy Services *	26,400	390
Lone Star Technologies *	24,000	1,334
Seacor Holdings *	59,200	4,297
Superior Well Services *	5,500	127
W-H Energy Services *	31,900	1,034
		23,821
Oil, Gas & Consumable Fuels 2.1%
Bill Barrett *	78,900	2,905
Forest Oil *	103,000	5,367
Noble Energy	18,000	844
		9,116
Total Energy		32,937

FINANCIALS 17.6%
Capital Markets 1.4%
Affiliated Managers Group *	37,000	2,680
Investors Financial Services	49,100	1,615
Piper Jaffray *	66,800	1,995
		6,290
Commercial Banks 5.9%
Amegy Bancorp	159,208	3,603
Boston Private Financial	39,900	1,059
Cascade Bancorp	48,100	1,005
Chittenden	132,250	3,506
Citizens Banking	104,600	2,971
Glacier Bancorp	74,622	2,304
Pinnacle Financial Partners *	10,600	267
Provident Bankshares	59,800	2,080
Sandy Spring Bancorp	40,600	1,368
Signature Bank *	25,500	688
Texas Capital Bancshares *	47,000	994
Valley National Bancorp	97,666	2,236
WestAmerica	77,200	3,987
		26,068
Consumer Finance 0.2%
First Marblehead	29,200	742
		742
Insurance 5.4%
Aspen Insurance Holdings	83,700	2,473
Assured Guaranty	128,600	3,077
Bristol West Holdings	66,700	1,217
Horace Mann Educators	116,500	2,304
Infinity Property & Casualty	67,300	2,362
Markel *	7,500	2,479
National Financial Partners	23,400	1,056
Ohio Casualty	164,300	4,456
PartnerRe	34,400	2,203
Selective Insurance	41,400	2,025
W. R. Berkley	4,375	173
		23,825
Real Estate 3.1%
Arden Realty, REIT	48,700	2,005
EastGroup Properties, REIT	57,000	2,494
Equity Lifestyle Properties, REIT	21,200	954
Essex Property Trust, REIT	7,900	711
Gables Residential Trust, REIT	52,200	2,278
LaSalle Hotel Properties, REIT	32,600	1,123
Parkway Properties, REIT	25,700	1,206
Reckson Associates Realty, REIT	17,884	618
Washington SBI, REIT	63,900	1,988
		13,377
Thrifts & Mortgage Finance 1.6%
First Niagra Financial	93,600	1,351
Harbor Florida Bancshares	78,300	2,840
Newalliance Bancshares	125,900	1,843
Triad Guaranty *	19,500	765
		6,799
Total Financials		77,101

HEALTH CARE 14.6%
Biotechnology 4.1%
Abgenix *	13,500	171
Alexion Pharmaceutical *	24,300	673
Alkermes *	50,700	852
Amylin Pharmaceuticals *	42,800	1,489
Anadys Pharmaceuticals *	28,300	302
Cephalon *	25,276	1,173
Cubist Pharmaceuticals *	60,900	1,312
CV Therapeutics *	10,200	273
Cytogen *	28,400	115
Cytokinetics *	4,800	39
deCode genetics *	44,200	371
Exelixis *	54,300	416
Incyte Genomics *	27,400	129
InterMune *	71,400	1,182
Martek Biosciences *	40,300	1,416
Memory Pharmaceuticals *	26,300	71
Myogen *	11,400	268
Myriad Genetics *	69,300	1,515
Nektar Therapeutics *	16,100	273
Neurocrine Biosciences *	30,300	1,490
NPS Pharmaceuticals *	20,700	209
ONYX Pharmaceuticals *	20,100	502
Rigel Pharmaceuticals *	30,800	732
Tercica *	15,200	171
Theravance *	10,200	215
Trimeris *	27,600	423
Vertex Pharmaceuticals *	105,062	2,348
		18,130
Health Care Equipment & Supplies 4.9%
Advanced Neuromodulation Systems *	72,800	3,455
Analogic	28,400	1,432
DJ Orthopedics *	51,800	1,499
Edwards Lifesciences *	38,800	1,723
Greatbatch *	32,100	881
Integra LifeSciences *	77,200	2,954
NuVasive *	26,100	489
ResMed *	72,700	5,790
Steris	69,300	1,649
Thoratec *	42,400	753
Wright Medical Group *	30,100	743
		21,368
Health Care Providers & Services 4.9%
Henry Schein *	83,900	3,576
LabOne *	25,400	1,105
Lifeline Systems *	48,400	1,618
LifePoint Hospitals *	8,800	385
Odyssey Healthcare *	36,100	613
Sunrise Senior Living *	89,400	5,966
Symbion *	57,000	1,474
United Surgical Partners International *	107,100	4,189
VistaCare, Class A *	32,600	472
WellChoice *	27,300	2,072
		21,470
Pharmaceuticals 0.7%
Atherogenics *	50,400	808
Inspire Pharmaceuticals *	80,100	609
Medicines Company *	28,200	649
Noven Pharmaceuticals *	63,400	887
		2,953
Total Health Care		63,921

INDUSTRIALS & BUSINESS SERVICES 15.4%
Aerospace & Defense 1.3%
Argon *	7,000	205
Armor Holdings *	98,900	4,254
Mercury Computer Systems *	31,100	816
Moog, Class A *	12,900	381
		5,656
Air Freight & Logistics 1.3%
EGL *	82,300	2,234
Pacer International	33,900	894
Ryder System	15,700	537
UTi Worldwide	25,400	1,974
		5,639
Airlines 0.1%
Frontier Airlines *	45,600	446
Midwest Express Holdings *	50,800	108
		554
Building Products 0.2%
Quixote	7,700	165
Trex *	36,900	885
		1,050
Commercial Services & Supplies 4.9%
Angelica	38,700	691
Consolidated Graphics *	67,500	2,906
G & K Services, Class A	64,800	2,552
Herman Miller	105,400	3,194
Intersections *	2,700	32
Kforce *	88,300	909
LECG *	61,400	1,412
Pike Electric *	39,100	732
Resources Global Professionals *	100,000	2,963
Ritchie Bros Auctioneers	41,500	1,826
Synagro Technologies	139,500	656
Tetra Tech *	88,625	1,491
Waste Connections *	44,800	1,571
West Corporation *	19,300	722
		21,657
Construction & Engineering 0.2%
Insituform Technologies *	44,900	776
		776
Electrical Equipment 1.5%
A.O. Smith	114,900	3,275
Artesyn Technologies *	83,200	774
Baldor Electric	88,000	2,231
Woodward Governor	6,000	510
		6,790
Machinery 4.6%
3-D Systems *	5,900	131
Accuride *	55,300	764
Actuant, Class A	60,460	2,830
Cascade	32,900	1,602
Graco	67,100	2,300
Harsco	75,800	4,970
IDEX	29,300	1,247
Lindsay Manufacturing	73,600	1,620
RBC Bearings *	25,100	400
Toro	111,400	4,095
		19,959
Road & Rail 0.8%
Genesee & Wyoming, Class A *	8,400	266
Heartland Express	57,934	1,178
Knight Transportation	86,600	2,110
		3,554
Trading Companies & Distributors 0.5%
Electro Rent *	39,100	492
Interline Brands *	72,800	1,530
		2,022
Total Industrials & Business Services		67,657

INFORMATION TECHNOLOGY 20.8%
Communications Equipment 1.4%
ADTRAN	82,500	2,599
Belden CDT	84,000	1,632
F5 Networks *	16,000	695
Packeteer *	32,200	404
Riverstone Networks *	156,400	108
Tekelec *	28,100	589
		6,027
Computers & Peripherals 0.8%
Emulex *	70,700	1,429
Gateway *	478,900	1,293
Synaptics *	32,500	611
		3,333
Electronic Equipment & Instruments 2.9%
Applied Films *	6,000	126
Cogent *	15,700	373
DTS *	32,400	546
Global Imaging Systems *	53,800	1,832
KEMET *	127,900	1,072
Littelfuse *	58,800	1,654
Methode Electronics	86,400	995
National Instruments	32,200	793
Newport *	60,400	841
Orbotech *	42,700	1,068
Plexus *	131,600	2,249
Scansource *	8,900	434
Woodhead Industries	58,400	802
		12,785
Internet Software & Services 0.6%
Digital Insight *	59,600	1,553
Digital River *	17,200	600
Digitas *	7,600	86
MatrixOne *	108,000	568
		2,807
IT Services 4.0%
BISYS Group *	75,800	1,018
CACI International, Class A *	44,800	2,715
Global Payments	57,100	4,438
Heartland Payment Systems *	7,900	189
Iron Mountain *	91,025	3,341
Maximus	71,300	2,549
MPS Group *	166,300	1,962
RightNow Technologies *	86,500	1,273
		17,485
Semiconductor & Semiconductor Equipment 4.7%
AMIS Holdings *	44,600	529
Atheros Communications *	13,300	130
ATMI *	22,100	685
Brooks-Pri Automation *	81,100	1,081
Cabot Microelectronics *	37,700	1,108
Credence Systems *	89,200	712
Cymer *	86,500	2,709
Cypress Semiconductor *	34,700	522
Entegris *	235,961	2,666
Exar *	83,100	1,165
FEI *	49,500	953
Lattice Semiconductor *	142,800	611
Microsemi *	14,000	358
MKS Instruments *	104,800	1,806
PDF Solutions *	70,700	1,174
Power Integrations *	54,600	1,187
Semtech *	118,800	1,957
Silicon Laboratories *	41,500	1,261
Virage Logic *	14,900	115
		20,729
Software 6.4%
Altiris *	52,900	809
Blackbaud	8,149	115
Catapult Communications *	23,900	438
CCC Information Services *	47,900	1,252
FactSet Research Systems	86,500	3,048
FileNet *	104,100	2,904
Hyperion Solutions *	32,600	1,586
Internet Security Systems *	62,500	1,501
Jack Henry & Associates	184,100	3,572
Kronos *	64,000	2,857
Mercury Interactive *	15,800	626
Motive *	49,300	313
NetIQ *	92,408	1,131
Open Solutions *	28,100	613
Progress Software *	57,800	1,836
Quest Software *	94,100	1,418
Red Hat *	56,400	1,195
RSA Security *	78,000	991
SPSS *	37,200	893
Verity *	78,300	832
		27,930
Total Information Technology		91,096

MATERIALS 4.8%
Chemicals 3.4%
Airgas	184,800	5,476
Arch Chemicals	80,700	1,876
Ferro	121,200	2,220
MacDermid	45,600	1,198
Material Sciences *	54,000	814
Minerals Technologies	41,800	2,391
Symyx Technologies *	36,600	956
		14,931
Containers & Packaging 0.3%
Chesapeake Corp.	47,500	874
Smurfit-Stone Container *	18,100	187
		1,061
Metals & Mining 0.9%
Gibraltar Industries	31,350	717
Lihir Gold (AUD) *	552,600	811
Meridian Gold *	114,500	2,509
		4,037
Paper & Forest Products 0.2%
Buckeye Technologies *	123,400	1,002
		1,002
Total Materials		21,031

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.1%
Premiere Global Services *	31,000	254
		254
Wireless Telecommunication Services 0.5%
American Tower Systems, Class A *	81,527	2,034
SBA Communications *	9,000	139
		2,173
Total Telecommunication Services		2,427

UTILITIES 1.4%
Electric Utilities 1.0%
Cleco	51,700	1,219
El Paso Electric *	36,500	761
Unisource Energy	70,000	2,327
		4,307
Gas Utilities 0.1%
Southwest Gas	27,300	748
		748
Independent Power Producers & Energy Traders 0.3%
Black Hills	29,000	1,257
		1,257
Total Utilities		6,312
Total Common Stocks (Cost $304,833)		426,293
SHORT-TERM INVESTMENTS 2.6%
Money Market Fund 2.6%
T. Rowe Price Reserve Investment Fund, 3.79% #†	11,422,057	11,422
Total Short-Term Investments (Cost $11,422)		11,422
Total Investments in Securities
99.9% of Net Assets (Cost $316,255)		$437,715

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
†	Affiliated company – See Note 3
AUD	Australian dollar
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Small-Cap Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $316,255,000. Net unrealized gain aggregated $121,460,000 at period-end, of which $139,812,000 related to appreciated investments and $18,352,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $240,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $11,422,000 and $13,004,000, respectively.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP GROWTH FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS(1)	Shares	Value
(Cost and value in $ 000s)

COMMON STOCKS 98.1%

CONSUMER DISCRETIONARY 16.6%
Diversified Consumer Services 2.1%
Apollo Group, Class A *	49,400	3,280
		3,280
Hotels, Restaurants & Leisure 4.1%
Carnival	51,750	2,587
International Game Technology	88,700	2,395
Wynn Resorts *	33,100	1,494
		6,476
Household Durables 0.9%
Harman International	13,300	1,360
		1,360
Internet & Catalog Retail 1.5%
Amazon.com *	41,300	1,871
eBay *	10,100	416
		2,287
Media 4.5%
Lamar Advertising *	19,000	862
Rogers Communications, Class B	112,900	4,454
Scripps, Class A	32,900	1,644
		6,960
Multiline Retail 2.8%
Kohl's *	57,700	2,895
Target	29,600	1,537
		4,432
Specialty Retail 0.7%
PETsMART	50,800	1,106
		1,106
Total Consumer Discretionary		25,901

CONSUMER STAPLES 6.1%
Food & Staples Retailing 6.1%
Sysco	83,700	2,626
Wal-Mart	107,300	4,702
Walgreen	49,400	2,146
Total Consumer Staples		9,474
ENERGY 1.8%
Energy Equipment & Services 1.8%
Schlumberger	17,200	1,451
Transocean *	23,500	1,441
Total Energy		2,892

FINANCIALS 11.0%
Capital Markets 7.1%
AmeriTrade *	130,300	2,799
Charles Schwab	96,500	1,393
Franklin Resources	25,300	2,124
Legg Mason	8,100	888
State Street	77,800	3,806
		11,010
Consumer Finance 2.0%
SLM Corporation	59,400	3,186
		3,186
Diversified Financial Services 1.9%
Citigroup	64,400	2,932
		2,932
Total Financials		17,128

HEALTH CARE 17.3%
Biotechnology 5.9%
Amgen *	44,100	3,513
Genentech *	30,700	2,585
Gilead Sciences *	61,600	3,004
		9,102
Health Care Equipment & Supplies 3.2%
Medtronic	61,000	3,271
St. Jude Medical *	36,900	1,727
		4,998
Health Care Providers & Services 7.3%
Caremark RX *	19,000	949
UnitedHealth Group	103,600	5,822
WellPoint *	61,600	4,671
		11,442
Pharmaceuticals 0.9%
Sepracor *	24,500	1,445
		1,445
Total Health Care		26,987

INDUSTRIALS & BUSINESS SERVICES 7.8%
Airlines 1.3%
Southwest Airlines	133,300	1,980
		1,980
Industrial Conglomerates 4.1%
GE	190,400	6,411
		6,411
Machinery 2.4%
Danaher	71,400	3,843
		3,843
Total Industrials & Business Services		12,234

INFORMATION TECHNOLOGY 33.1%
Communications Equipment 3.8%
Corning *	126,600	2,447
Juniper Networks *	135,400	3,221
Research In Motion *	2,900	199
		5,867
Computers & Peripherals 4.6%
Dell *	141,000	4,822
EMC *	188,300	2,437
		7,259
Internet Software & Services 3.8%
Google, Class A *	8,950	2,832
Yahoo! *	92,400	3,127
		5,959
IT Services 3.0%
Accenture, Class A *	106,100	2,701
Automatic Data Processing	44,900	1,933
		4,634
Semiconductor & Semiconductor Equipment 10.6%
Analog Devices	114,500	4,252
Intel	158,200	3,900
Marvell Technology Group *	40,500	1,867
Maxim Integrated Products	67,500	2,879
Xilinx	133,700	3,724
		16,622
Software 7.3%
Mercury Interactive *	32,300	1,279
Microsoft	241,100	6,204
Oracle *	204,100	2,529
Red Hat *	66,800	1,415
		11,427
Total Information Technology		51,768
MATERIALS 1.1%
Chemicals 1.1%
Monsanto	27,300	1,713
Total Materials		1,713
TELECOMMUNICATION SERVICES 3.3%
Wireless Telecommunication Services 3.3%
American Tower Systems, Class A *	72,000	1,796
Nextel Partners, Class A *	137,400	3,449
Total Telecommunication Services		5,245
Total Common Stocks (Cost $142,656)		153,342
SHORT-TERM INVESTMENTS 1.3%
Money Market Fund 1.3%
T. Rowe Price Reserve Investment Fund, 3.79% #†	1,954,420	1,954
Total Short-Term Investments (Cost $1,954)		1,954
Total Investments in Securities
99.4% of Net Assets (Cost $144,610)		$155,296

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
†	Affiliated company – See Note 3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP GROWTH FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Growth Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $144,610,000. Net unrealized gain aggregated $10,686,000 at period-end, of which $12,837,000 related to appreciated investments and $2,151,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $55,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $1,954,000 and $461,000, respectively.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS(1)	Shares	Value
(Cost and value in $ 000s)

COMMON STOCKS 98.9%

CONSUMER DISCRETIONARY 13.5%
Diversified Consumer Services 0.7%
Apollo Group, Class A *	3,600	239
		239
Hotels, Restaurants & Leisure 2.7%
Carnival	7,750	387
Harrah's Entertainment	3,700	241
International Game Technology	10,000	270
		898
Internet & Catalog Retail 1.2%
Amazon.com *	2,700	122
eBay *	6,200	256
		378
Media 4.2%
Comcast, Class A *	8,000	230
McGraw-Hill	1,000	48
Omnicom	1,500	125
Scripps, Class A	4,200	210
Time Warner	20,300	368
Viacom, Class B	11,600	383
		1,364
Multiline Retail 2.3%
Kohl's *	5,800	291
Target	9,000	467
		758
Specialty Retail 2.4%
Best Buy	7,275	316
Home Depot	12,500	477
		793
Total Consumer Discretionary		4,430

CONSUMER STAPLES 5.9%
Beverages 1.5%
Coca-Cola	4,150	179
PepsiCo	5,750	326
		505
Food & Staples Retailing 1.8%
CVS	5,600	162
Wal-Mart	9,740	427
		589
Household Products 1.2%
Procter & Gamble	6,400	381
		381
Personal Products 0.5%
Gillette	2,600	151
		151
Tobacco 0.9%
Altria Group	4,200	310
		310
Total Consumer Staples		1,936

ENERGY 6.2%
Energy Equipment & Services 4.2%
Baker Hughes	8,100	483
Schlumberger	6,650	561
Smith International	10,200	340
		1,384
Oil, Gas & Consumable Fuels 2.0%
ExxonMobil	8,500	540
Total ADR	1,000	136
		676
Total Energy		2,060

FINANCIALS 19.9%
Capital Markets 9.2%
Charles Schwab	13,900	200
Franklin Resources	5,450	458
Goldman Sachs	2,750	334
Legg Mason	4,150	455
Mellon Financial	8,800	281
Merrill Lynch	5,100	313
Morgan Stanley	2,700	146
Northern Trust	4,800	243
State Street	12,300	602
		3,032
Commercial Banks 1.5%
U.S. Bancorp	6,900	194
Wells Fargo	5,000	293
		487
Consumer Finance 2.2%
American Express	7,650	439
SLM Corporation	5,400	290
		729
Diversified Financial Services 3.5%
Citigroup	25,000	1,138
		1,138
Insurance 3.5%
American International Group	10,450	648
Hartford Financial Services	3,800	293
Marsh & McLennan	7,050	214
		1,155
Total Financials		6,541

HEALTH CARE 18.3%
Biotechnology 3.5%
Amgen *	8,230	655
Biogen Idec *	2,100	83
Genentech *	5,000	421
		1,159
Health Care Equipment & Supplies 2.7%
Biomet	4,400	153
Medtronic	7,500	402
St. Jude Medical *	4,200	197
Stryker	3,000	148
		900
Health Care Providers & Services 7.1%
Cardinal Health	1,000	63
Caremark RX *	4,200	210
UnitedHealth Group	23,200	1,304
WellPoint *	10,000	758
		2,335
Pharmaceuticals 5.0%
Abbott Laboratories	4,200	178
Eli Lilly	3,400	182
Johnson & Johnson	8,250	522
Pfizer	16,400	410
Wyeth	7,550	349
		1,641
Total Health Care		6,035

INDUSTRIALS & BUSINESS SERVICES 10.6%
Aerospace & Defense 1.6%
General Dynamics	1,200	144
Honeywell International	5,900	221
Lockheed Martin	2,800	171
		536
Air Freight & Logistics 0.7%
UPS, Class B	3,650	252
		252
Commercial Services & Supplies 0.4%
Cintas	3,100	127
		127
Industrial Conglomerates 5.0%
GE	34,000	1,145
Tyco International	17,800	496
		1,641
Machinery 2.9%
Danaher	13,840	745
Deere	3,300	202
		947
Total Industrials & Business Services		3,503

INFORMATION TECHNOLOGY 21.8%
Communications Equipment 3.4%
Cisco Systems *	24,100	432
Juniper Networks *	5,300	126
Nokia ADR	14,200	240
QUALCOMM	7,000	314
		1,112
Computers & Peripherals 2.4%
Dell *	17,400	595
EMC *	14,200	184
		779
Internet Software & Services 1.1%
IAC/InterActiveCorp *	2,950	75
Yahoo! *	8,600	291
		366
IT Services 2.7%
Accenture, Class A *	2,300	59
Automatic Data Processing	6,700	288
First Data	6,900	276
Fiserv *	3,300	151
Paychex	3,100	115
		889
Semiconductor & Semiconductor Equipment 6.1%
Analog Devices	7,750	288
Intel	23,000	567
Linear Technology	4,200	158
Maxim Integrated Products	9,600	409
Texas Instruments	9,100	308
Xilinx	10,400	290
		2,020
Software 6.1%
Adobe Systems	9,200	275
Intuit *	5,500	247
Microsoft	44,200	1,137
Oracle *	16,900	209
Symantec *	6,183	140
		2,008
Total Information Technology		7,174

MATERIALS 0.6%
Chemicals 0.6%
Monsanto	3,200	201
Total Materials		201

TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 0.5%
Telus (Non-voting shares)	4,400	179
		179
Wireless Telecommunication Services 1.6%
Sprint Nextel	10,396	247
Vodafone ADR	10,500	273
		520
Total Telecommunication Services		699
Total Common Stocks (Cost $29,281)		32,579

SHORT-TERM INVESTMENTS 1.1%
Money Market Fund 1.1%
T. Rowe Price Reserve Investment Fund, 3.79% #†	347,704	348
Total Short-Term Investments (Cost $348)		348

Total Investments in Securities
100.0% of Net Assets (Cost $29,629)		$32,927
(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
†	Affiliated company – See Note 3.
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Core Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth through investments in the common stocks of large-cap growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $29,629,000. Net unrealized gain aggregated $3,298,000 at period-end, of which $4,652,000 related to appreciated investments and $1,354,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $6,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $348,000 and $276,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Equity Funds, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005